Commitments and Contingent Liabilities - Additional Information (Detail) (AUD)	0 Months Ended	12 Months Ended
	Oct. 02, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Commitments [Line Items]
Initial period of leasing		7 years 5 months
Lease commencement date		Nov. 01, 2006
Bank guarantee in relation to a rental bond to secure the payments under the lease		250,000
Successive period of leasing		5 years
Lease with respect to certain office equipment period		60 months
Commencement date for office equipment lease		2012-11
Rent expense		597,512	594,118	576,301
Government grant awarded	250,000
Government Grant Related to Establishment of a Medical Diagnostic Manufacturing Facility [Member]
Other Commitments [Line Items]
Total amount received under the Victorian State Government Grant		0	0	55,346
Government Grant Related to Upgrade of the Current Manufacturing Facility [Member]
Other Commitments [Line Items]
Total amount received under the Victorian State Government Grant		0	75,000	175,000